STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Treasury Stock [Member]	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (3,102)		$ (9,885)	$ 759	$ 157,692	$ (151,668)
Balance, shares at Dec. 31, 2009	2,663,723	[1]	89,850
Employee stock-based compensation	43				43
Exercise of warrants (Note 7)	407			31	376
Exercise of warrants (Note 7), shares	116,984
Net income for the year	6,779					6,779
Balance at Dec. 31, 2010	4,127		(9,885)	790	158,111	(144,889)
Balance, shares at Dec. 31, 2010	2,780,707	[1]	89,850
Net income for the year	747					747
Balance at Dec. 31, 2011	4,874		(9,885)	790	158,111	(144,142)
Balance, shares at Dec. 31, 2011	2,690,857	[1]	89,850
Net income for the year	338					338
Balance at Dec. 31, 2012	$ 5,212		$ (9,885)	$ 790	$ 158,111	$ (143,804)
Balance, shares at Dec. 31, 2012	2,690,857	[1]	89,850

[1]	The number of shares has been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.